Subsidiaries - Presented hereunder is a list of the main Group's subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Nano Dimension Technologies Ltd.
Subsidiaries
Name of company	Israel
Principal location of the company's activity	100.00%
Nano Dimension USA Inc.
Subsidiaries
Name of company	USA
Principal location of the company's activity	100.00%
Nano Dimension (HK) Limited
Subsidiaries
Name of company	Asia-Pacific
Principal location of the company's activity	100.00%
Nano Dimension GmbH
Subsidiaries
Name of company	Germany
Principal location of the company's activity	100.00%
J.A.M.E.S GmbH
Subsidiaries
Name of company	Germany
Principal location of the company's activity	50.00%
Essemtec AG
Subsidiaries
Name of company	Switzerland
Principal location of the company's activity	100.00%
Nano Dimension Swiss GmbH
Subsidiaries
Name of company	Switzerland
Principal location of the company's activity	100.00%
Global Inkjet Systems Ltd.
Subsidiaries
Name of company	UK
Principal location of the company's activity	100.00%
Formatec Holding B.V.
Subsidiaries
Name of company	Netherlands
Principal location of the company's activity	100.00%